7. SEGMENT INFORMATION (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 110,080	$ 82,008	$ 51,262
Intersegment sales	0	0	0
Cost of sales	(74,161)	(59,339)	(42,851)
Gross profit (loss)	35,919	22,669	8,411
Selling expenses	(6,451)	(4,776)	(4,491)
Administrative expenses	(7,751)	(7,481)	(7,511)
Exploration expenses	(45)	(71)	(199)
Other operating income	6,842	5,608	8,390
Other operating expenses	(7,526)	(3,892)	(3,896)
Impairment of property, plant and equipment and intangible assets	(1,195)	0	0
Share of profit (loss) from joint ventures and associates	4,464	1,813	286
Income from the sale of associates	1,052	0	1,015
Operating profit (loss)	25,309	13,870	2,005
Gain (Loss) on monetary position	23,696	11,478	5,770
Financial income	3,751	2,333	1,744
Financial expenses	(11,944)	(8,750)	(8,154)
Other financial results	(32,365)	(3,774)	505
Financial results, net	(16,862)	1,287	(135)
Profit before income tax	8,447	15,157	1,870
Income tax	(658)	985	1,603
Profit (loss) for the year from continuing operations	7,789	16,142	3,473
Profit (loss) for the year from discontinued operations	3,019	(1,893)	152
Profit (loss) for the year	10,808	14,249	3,625
Depreciation and amortization	8,816	7,739	7,102
Total profit (loss) of the year attributable to:
Owners of the company	8,435	10,799	2,875
Non - controlling interest	2,373	3,450	750
Assets	213,835	213,255
Liabilities	146,152	138,985
Increases in property, plant and equipment	25,071	24,787
Generation
Disclosure of operating segments [line items]
Revenue	22,763	13,250	9,744
Intersegment sales	62	61	32
Cost of sales	(10,274)	(7,335)	(5,906)
Gross profit (loss)	12,551	5,976	3,870
Selling expenses	(54)	(161)	(148)
Administrative expenses	(1,535)	(1,189)	(840)
Exploration expenses	0	0	0
Other operating income	405	725	116
Other operating expenses	(640)	(357)	(220)
Impairment of property, plant and equipment and intangible assets	(7)
Share of profit (loss) from joint ventures and associates	(414)	(73)	0
Income from the sale of associates	0		0
Operating profit (loss)	10,306	4,921	2,778
Gain (Loss) on monetary position	8,789	654	977
Financial income	1,949	1,453	1,269
Financial expenses	(3,218)	(2,618)	(1,586)
Other financial results	(13,772)	(1,265)	481
Financial results, net	(6,252)	(1,776)	1,141
Profit before income tax	4,054	3,145	3,919
Income tax	(107)	(137)	(736)
Profit (loss) for the year from continuing operations	3,947	3,008	3,183
Profit (loss) for the year from discontinued operations	0	0	0
Profit (loss) for the year	3,947	3,008	3,183
Depreciation and amortization	2,488	2,029	1,407
Total profit (loss) of the year attributable to:
Owners of the company	3,734	2,841	3,204
Non - controlling interest	213	167	(21)
Assets	53,256	42,018
Liabilities	39,738	12,556
Increases in property, plant and equipment	8,911	10,380
Distribution of energy
Disclosure of operating segments [line items]
Revenue	55,954	39,603	25,826
Intersegment sales	0	0	0
Cost of sales	(42,839)	(30,117)	(25,253)
Gross profit (loss)	13,115	9,486	573
Selling expenses	(5,033)	(3,568)	(3,379)
Administrative expenses	(2,872)	(2,505)	(2,288)
Exploration expenses	0	0	0
Other operating income	322	158	3,218
Other operating expenses	(1,648)	(1,261)	(913)
Impairment of property, plant and equipment and intangible assets	0
Share of profit (loss) from joint ventures and associates	2	10	0
Income from the sale of associates	0		0
Operating profit (loss)	3,886	2,320	(2,789)
Gain (Loss) on monetary position	8,504	5,457	4,307
Financial income	672	441	385
Financial expenses	(4,977)	(2,607)	(2,589)
Other financial results	(1,879)	19	(87)
Financial results, net	2,320	3,310	2,016
Profit before income tax	6,206	5,630	(773)
Income tax	(1,865)	(449)	1,015
Profit (loss) for the year from continuing operations	4,341	5,181	242
Profit (loss) for the year from discontinued operations	0	0	0
Profit (loss) for the year	4,341	5,181	242
Depreciation and amortization	2,611	2,198	2,147
Total profit (loss) of the year attributable to:
Owners of the company	2,273	2,719	125
Non - controlling interest	2,068	2,462	117
Assets	80,423	74,362
Liabilities	46,801	43,958
Increases in property, plant and equipment	8,550	8,483
Oil and gas
Disclosure of operating segments [line items]
Revenue	17,261	16,695	10,281
Intersegment sales	2,377	707	1,514
Cost of sales	(10,822)	(11,695)	(8,585)
Gross profit (loss)	8,816	5,707	3,210
Selling expenses	(721)	(600)	(720)
Administrative expenses	(2,110)	(2,053)	(1,352)
Exploration expenses	(45)	(71)	(199)
Other operating income	5,320	4,123	4,001
Other operating expenses	(4,304)	(1,410)	(1,746)
Impairment of property, plant and equipment and intangible assets	0
Share of profit (loss) from joint ventures and associates	1,421	41	7
Income from the sale of associates	1,052		0
Operating profit (loss)	9,429	5,737	3,201
Gain (Loss) on monetary position	4,037	(687)	1,017
Financial income	594	209	218
Financial expenses	(2,978)	(2,932)	(1,543)
Other financial results	(19,288)	(3,493)	47
Financial results, net	(17,635)	(6,903)	(261)
Profit before income tax	(8,206)	(1,166)	2,940
Income tax	2,124	893	(672)
Profit (loss) for the year from continuing operations	(6,082)	(273)	2,268
Profit (loss) for the year from discontinued operations	1,868	(1,328)	(156)
Profit (loss) for the year	(4,214)	(1,601)	2,112
Depreciation and amortization	3,472	3,273	3,419
Total profit (loss) of the year attributable to:
Owners of the company	(4,306)	(2,422)	1,458
Non - controlling interest	92	821	654
Assets	46,638	43,510
Liabilities	48,003	16,748
Increases in property, plant and equipment	7,221	5,295
Refinery and distribution
Disclosure of operating segments [line items]
Revenue	0	0	0
Intersegment sales	0	0	0
Cost of sales	0	0	0
Gross profit (loss)	0	0	0
Selling expenses	(159)	0	0
Administrative expenses	0	0	0
Exploration expenses	0	0	0
Other operating income	281	0	0
Other operating expenses	0	0	0
Impairment of property, plant and equipment and intangible assets	0
Share of profit (loss) from joint ventures and associates	(138)	(113)	(4)
Income from the sale of associates	0		0
Operating profit (loss)	(16)	(113)	(4)
Gain (Loss) on monetary position	(15)	(276)	11
Financial income	0	0	0
Financial expenses	0	0	0
Other financial results	32	0	0
Financial results, net	17	(276)	11
Profit before income tax	1	(389)	7
Income tax	(32)	0	0
Profit (loss) for the year from continuing operations	(31)	(389)	7
Profit (loss) for the year from discontinued operations	1,167	(599)	159
Profit (loss) for the year	1,136	(988)	166
Depreciation and amortization	20	0	0
Total profit (loss) of the year attributable to:
Owners of the company	1,136	(988)	166
Non - controlling interest	0	0	0
Assets	2,319	8,847
Liabilities	1,070	5,314
Increases in property, plant and equipment	50	255
Petrochemicals
Disclosure of operating segments [line items]
Revenue	12,748	11,825	5,301
Intersegment sales	0	0	0
Cost of sales	(12,602)	(10,915)	(4,666)
Gross profit (loss)	146	910	635
Selling expenses	(484)	(471)	(233)
Administrative expenses	(212)	(622)	(33)
Exploration expenses	0	0	0
Other operating income	205	103	0
Other operating expenses	(752)	(363)	(556)
Impairment of property, plant and equipment and intangible assets	(1,188)
Share of profit (loss) from joint ventures and associates	0	0	0
Income from the sale of associates	0		0
Operating profit (loss)	(2,285)	(443)	(187)
Gain (Loss) on monetary position	1,850	58	(51)
Financial income	50	16	4
Financial expenses	(566)	(387)	0
Other financial results	(1,481)	(241)	(6)
Financial results, net	(147)	(554)	(53)
Profit before income tax	(2,432)	(997)	(240)
Income tax	471	728	65
Profit (loss) for the year from continuing operations	(1,961)	(269)	(175)
Profit (loss) for the year from discontinued operations	0	0	0
Profit (loss) for the year	(1,961)	(269)	(175)
Depreciation and amortization	222	152	74
Total profit (loss) of the year attributable to:
Owners of the company	(1,961)	(269)	(175)
Non - controlling interest	0	0	0
Assets	5,767	5,328
Liabilities	7,456	3,552
Increases in property, plant and equipment	140	182
Holding and others
Disclosure of operating segments [line items]
Revenue	1,354	635	110
Intersegment sales	0	0	59
Cost of sales	(4)	(27)	(6)
Gross profit (loss)	1,350	608	163
Selling expenses	(1)	0	(11)
Administrative expenses	(1,022)	(1,118)	(3,057)
Exploration expenses	0	0	0
Other operating income	309	505	1,184
Other operating expenses	(210)	(501)	(596)
Impairment of property, plant and equipment and intangible assets	0
Share of profit (loss) from joint ventures and associates	3,593	1,948	283
Income from the sale of associates	0		1,015
Operating profit (loss)	4,019	1,442	(1,019)
Gain (Loss) on monetary position	464	6,272	(491)
Financial income	519	286	222
Financial expenses	(237)	(278)	(2,791)
Other financial results	4,023	1,206	74
Financial results, net	4,769	7,486	(2,986)
Profit before income tax	8,788	8,928	(4,005)
Income tax	(1,249)	(50)	1,931
Profit (loss) for the year from continuing operations	7,539	8,878	(2,074)
Profit (loss) for the year from discontinued operations	0	0	0
Profit (loss) for the year	7,539	8,878	(2,074)
Depreciation and amortization	3	87	55
Total profit (loss) of the year attributable to:
Owners of the company	7,539	8,878	(2,074)
Non - controlling interest	0	0	0
Assets	30,572	46,761
Liabilities	8,254	64,445
Increases in property, plant and equipment	199	192
Eliminations
Disclosure of operating segments [line items]
Revenue	0	0	0
Intersegment sales	(2,439)	(768)	(1,605)
Cost of sales	2,380	750	1,565
Gross profit (loss)	(59)	(18)	(40)
Selling expenses	1	24	0
Administrative expenses	0	6	59
Exploration expenses	0	0	0
Other operating income	0	(6)	(129)
Other operating expenses	28	0	135
Impairment of property, plant and equipment and intangible assets	0
Share of profit (loss) from joint ventures and associates	0	0	0
Income from the sale of associates	0		0
Operating profit (loss)	(30)	6	25
Gain (Loss) on monetary position	67	0	0
Financial income	(33)	(72)	(354)
Financial expenses	32	72	355
Other financial results	0	0	(4)
Financial results, net	66	0	(3)
Profit before income tax	36	6	22
Income tax	0	0	0
Profit (loss) for the year from continuing operations	36	6	22
Profit (loss) for the year from discontinued operations	(16)	34	149
Profit (loss) for the year	20	40	171
Depreciation and amortization	0	0	0
Total profit (loss) of the year attributable to:
Owners of the company	20	40	171
Non - controlling interest	0	0	$ 0
Assets	(5,140)	(7,571)
Liabilities	(5,170)	(7,588)
Increases in property, plant and equipment